Marketable Securities and Other Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities and Other Investments [Abstract]
Net gain (losses) from investments	$ 78,510	$ (183,241)
Unrealized gain	161,269	20,130
Realized loss	$ 82,759	$ 203,371